Income taxes (FY)	12 Months Ended
Jul. 31, 2024
Income taxes [Abstract]
Income taxes
11.	Income taxes
A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	July 31, 2024	July 31, 2023
Domestic	$(7,403,278)	$(5,090,737)
International	(2,395,924)	(813,916)
(Loss) before income taxes	(9,799,202)	(5,904,653)

	July 31, 2024	July 31, 2023
Expected recovery at statutory rate	(2,057,832)	(1,239,977)
Permanent book/tax differences	241,919	21,517
Change in valuation allowance	1,873,989	1,267,017
Current tax true up	28,463	—
Tax rate differential	—	(48,835)
Impact of foreign currency translation	(13,993)	278
Total tax expense	$72,546	$—

The components of the provision for income taxes are as follows:

	July 31, 2024	July 31, 2023
Current tax expense:
Federal	$—	$—
Foreign	72,546	—
Total current tax expense	72,546	—
Deferred tax benefit:
Federal	—	—
Foreign	—	—
Total deferred tax benefit	—	—
Total income tax expense	$72,546	$—

The effective tax rate for 2024 is materially consistent with the prior year comparable period due to the continued full valuation allowance recorded against net deferred tax assets:
Deferred Income Tax
The significant components of the deferred tax assets and liabilities consisted of the following:

	July 31, 2024	July 31, 2023
Deferred tax assets
Net operating loss carryforwards	$2,441,398	$1,141,657
Unexercised share-based compensation	823,579	583,213
Capital start-up costs	620,911	707,758
Derivative liability	193,043	—
Accrued payroll reserves	49,866	—
Financing fees	6,005	—
Unrealized foreign exchange gain/loss	11,434	—
Total gross deferred tax assets	4,146,236	2,432,628
Valuation allowance	(4,141,548)	(2,429,492)
Total deferred tax assets, net of valuation allowance	4,688	3,136
Deferred tax liability
Convertible debt	(4,410)	—
Depreciation	(278)	(592)
Unrealized foreign exchange gain/loss	—	(2,544)
Total gross deferred tax liabilities	(4,688)	(3,136)
Net deferred tax asset	$—	$—

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are fully offset by a valuation allowance at July 31, 2024 and 2023. As of July 31, 2024, the Company recorded a valuation allowance of $4,141,548 compared to $2,429,492 as of July 31, 2023.
As of July 31, 2024, the Company had $Nil of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of both July 31, 2024 and July 31, 2023 the Company had accrued $Nil for net interest and penalties.
As of July 31, 2024, the Company had Canadian federal net operating loss carryforwards (“NOLs”) of $1,464,527 which have a 20-year expiration period and will begin to expire in 2040, and U.S. federal NOLs of $10,043,004 which can be carried forward indefinitely.
DevvStream Holdings Inc. is subject to U.S. federal tax, as well as various foreign jurisdictions including Canadian federal and provincial tax that impose an income tax. The years that remain subject to examination are 2021 and onwards.
U.S. Income Tax Status
U.S. federal tax legislation was enacted in 2004 to address perceived U.S. tax concerns in “corporate inversion” transactions. A “corporate inversion” generally occurs when a non-U.S. corporation acquires “substantially all” of the equity interests in, or the assets of, a U.S. corporation or partnership, if, after the acquisition, former equity holders of the U.S. corporation or partnership own a specified level of stock in the non-U.S. corporation. The tax consequences of these rules depend upon the percentage identity of stock ownership that results. Generally, in the “80-percent identity” transactions, i.e. former equity holders of the U.S. corporation owns 80% or more of the equity of the non-U.S. acquiring entity (excluding certain equity interests), the tax benefits of the inversion are limited by treating the non-U.S. acquiring entity as a domestic entity for U.S. tax purposes, DevvStream Holdings Inc. is subject to both Canadian and US tax. Note, the ownership percentage is computed under section 7874 which varies from legal ownership.
Management is of the view that a corporate inversion has resulted from the RTO transaction completed on November 4, 2022. Management has determined that DevvStream Holdings Inc. is subject to the “80 percent” identity with respect to the transactions undertaken. The tax implication resulting from this transaction would be annual filing of US corporate income tax return and additional withholding tax payment to IRS on future distribution to minority shareholders.